(Frontier Funds, Inc. Logo)
                               SEMI-ANNUAL REPORT

                              For the Period Ended
                                 March 31, 1998
(Frontier Funds, Inc. Logo)

TO OUR INVESTORS

Dear Shareholders,

  Thank you for your investment in Frontier Funds, Inc. Equity Portfolio. I appreciate the opportunity to serve you. The recent vote not to liquidate the Frontier Equity Fund was a vote of confidence for the Fund.

  The investment objective of the Equity Portfolio is capital appreciation. The current strategy is to purchase common stock in undervalued companies and to purchase common stock in companies that management believes has potential for superior earnings growth. The stock market has, for the most part, overlooked the potential capital appreciation of many small companies.

  I believe that the investment community will recognize these small companies as a great place for investment opportunities. I will position your portfolio to take advantage of the investment opportunities that present themselves.

  I invite your comments and suggestions. Feel free to write or telephone. Again, thank you for your confidence in Frontier Funds, Inc.

                                    Sincerely,

                                    /s/ James R. Fay

                                    James R. Fay
                                    President


SCHEDULE OF INVESTMENTS


                        AS OF MARCH 31, 1998 (UNAUDITED)


                                                                   QUOTED
                                                                   MARKET
SHARES                                                             VALUE
-------                                                          ---------
                                                                  (NOTE 2)

      COMMON STOCKS -- 99.29%
      APPAREL -- 6.02%
70,000+<F1> Cygne Designs Inc.                                  $  19,688
10,000+<F1> Evans Inc.                                             10,625
                                                                ---------
                                                                   30,313
                                                                ---------

      BIOTECHNOLOGY -- 15.17%
40,000+<F1> Erox Corp.                                             45,000
14,000+<F1> Energy Bio Systems Inc.                                31,500
                                                                ---------
                                                                   76,500
                                                                ---------

      COMPUTER PERIPHERALS -- 19.84%
20,000+<F1> Dense-Pac Microsystems Inc.                            50,000
 5,000+<F1> Hauppauge Digital Inc.                                 50,000
                                                                ---------
                                                                  100,000
                                                                ---------

      COMPUTER SOFTWARE -- 6.69%
40,000+<F1> Mitek Systems Inc.                                     33,750
                                                                ---------

      HEALTH CARE -- 11.90%
40,000+<F1> Procyte Corp.                                          60,000
                                                                ---------

      HEALTH CARE TECHNOLOGY -- 4.96%
10,000+<F1> Cell Robotics International Inc.                       25,000
                                                                ---------

      RECYCLING MANAGEMENT -- 10.41%
15,000+<F1> Hi-Rise Recycling Systems Inc.                         52,500
                                                                ---------

      TECHNOLOGY -- 7.44%
20,000+<F1> Digital Video Systems Inc.                             37,500
                                                                ---------

      TELECOMMUNICATIONS -- 16.86%
40,000+<F1> RSI Systems Inc.                                       85,000
                                                                ---------
      TOTAL COMMON STOCK (Cost $747,119)                          500,563
                                                                ---------
      TOTAL INVESTMENTS (Cost $747,119)               99.29%      500,563
                                                   ---------
      Other assets in excess of liabilities            0.71%        3,599
                                                   ---------    ---------
                                                                ---------
      TOTAL NET ASSETS                               100.00%     $504,162
                                                   ---------    ---------
                                                   ---------    ---------
   (1)Federal Tax Information: At March 31,
       1998 the net unrealized appreciation based on cost for Federal Income tax purposes of $747,119 was as follows:

       Aggregate gross unrealized appreciation for all
       investments for  which there was an excess of
       value over cost                                         $   20,000

      Aggregate gross unrealized depreciation for
      all investments for which there was an excess
      of cost over value                                        (266,556)
                                                                ---------
      Net unrealized appreciation                               $ 246,556
                                                                ---------
                                                                ---------

 +<F1>  Non-income producing security

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF ASSETS AND LIABILITIES

                           MARCH 31, 1998 (UNAUDITED)

ASSETS:
 Investments in securities, at value (cost $747,119) (Note 2)   $   500,562
 Cash                                                                11,195
 Receivable for securities sold                                      15,187
                                                                  ---------
        Total Assets                                                526,944
                                                                  ---------
LIABILITIES:
 Payables:
 Accrued expenses                                                    22,782
                                                                  ---------
        Total Liabilities                                            22,782
                                                                  ---------
        Net Assets                                                $ 504,162
                                                                  ---------
                                                                  ---------
NET ASSETS CONSIST OF:
 Additional paid in capital                                      $1,537,602
 Accumulated net realized loss from investment income             (368,369)
 Accumulated net realized loss from investment
    transactions (Note 6)                                         (418,515)
 Net unrealized depreciation on investments                       (246,556)
                                                                  ---------
        Net Assets                                                $ 504,162
                                                                  ---------
                                                                  ---------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
 ($504,162 / 166,533 shares of capital stock
    outstanding) (Note 4)                                         $    3.03
                                                                  ---------
                                                                  ---------
 Maximum offering price per share (net asset value
    plus sales charge of 8.00%)                                   $    3.29
                                                                  ---------
                                                                  ---------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS

              FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Other                                                          $      723
                                                                  ---------
                                                                        723
                                                                  ---------
EXPENSES:
  Management fee                                                      3,171
  Administration fee                                                 14,402
  Audit fee                                                           2,878
  Custody fee                                                         3,948
  Directors' fee and expenses                                         1,271
  Insurance                                                             733
  Legal fee                                                          15,614
  Printing                                                              511
  Registration fees                                                   3,586
  Transfer agent fees                                                10,495
  Other                                                                 326
                                                                  ---------
           Total expenses                                            56,935
           Less:  Waiver of management fee                          (3,171)
                                                                  ---------
           Net expenses                                              53,764
                                                                  ---------
           Net investment loss                                     (53,041)
                                                                  ---------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (Note 2)
           Net realized loss from investment transactions          (46,034)
           Net change in unrealized depreciation of investments   (134,988)
                                                                  ---------
           Net realized and unrealized loss on investments        (181,022)
                                                                  ---------
           Net decrease in net assets resulting from operations $ (234,063)
                                                                  ---------
                                                                  ---------

 The accompanying notes to financial statements are an integral part of this statement.





STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX                 FOR THE
                                                               MONTHS ENDED               YEAR ENDED
                                                              MARCH 31, 1998          SEPTEMBER 30, 1997
                                                             ----------------        --------------------
                                                               (UNAUDITED)

Net investment loss                                            $  (53,041)             $  (126,410)
Net realized loss from investment transactions                    (46,034)                (385,258)
Net change in unrealized depreciation of investments             (134,988)                  (4,396)
                                                               -----------              -----------
     Net decrease in net assets resulting from operations        (234,063)                (516,064)
                                                               -----------              -----------
Net capital share transactions (Note 4)                          (117,868)                 (72,650)
                                                               -----------              -----------
Net decrease in net assets                                       (351,931)                (588,714)
                                                               -----------              -----------
NET ASSETS:
     Beginning of period                                           856,093                1,444,807
                                                               -----------              -----------
     End of period                                               $ 504,162              $   856,093
                                                               -----------              -----------
                                                               -----------              -----------


  The accompanying notes to financial statements are an integral part of these statements.


FINANCIAL HIGHLIGHTS

                (For a share outstanding throughout the period)


                                                                                                            APRIL 1, 1992
                                            FOR THE SIX                                                    (COMMENCEMENT
                                            MONTHS ENDED                 FOR THE YEARS ENDED             OF OPERATIONS) TO
                                             MARCH 31,                      SEPTEMBER 30,                  SEPTEMBER 30,
                                                             --------------------------------------------
                                               1998          1997      1996      1995    1994         1993       1992
                                           -----------      ------    ------   -------  ------       ------     -------
                                           (UNAUDITED)
Net asset value,
beginning of period                           $ 4.28       $ 6.61    $ 8.06    $ 7.59  $ 8.68       $ 9.39      $10.00
                                              ------       ------     ------   ------  ------       ------      ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
     Net investment loss                      (0.29)       (0.59)    (0.51)    (0.47)  (0.77)       (1.12)      (1.11)
     Net realized and unrealized
       gain on investments                    (0.96)       (1.74)      0.94      0.94    0.13         0.41        0.50
                                              ------       ------     ------   ------  ------       ------      ------
         Total from investment
           operations                         (1.25)       (2.33)    (1.45)      0.47  (0.64)       (0.71)      (0.61)
                                              ------       ------     ------   ------  ------       ------      ------
LESS DISTRIBUTIONS:
     Dividends from net
       investment income                          --           --        --        --      --           --          --
     Distribution from realized gains
       from security transactions                 --           --        --        --  (0.27)           --          --
     Distributions in excess of book
        realized gains                            --           --        --        --  (0.18)           --          --
                                              ------       ------     ------   ------  ------       ------      ------
         Total distributions                      --           --        --        --  (0.45)           --          --
                                              ------       ------     ------   ------  ------       ------      ------
Net asset value, end of period              $   3.03     $   4.28  $   6.61  $   8.06$   7.59     $   8.68    $   9.39
                                              ------       ------     ------   ------  ------       ------      ------
                                              ------       ------     ------   ------  ------       ------      ------
Total return**<F3>                          (29.21%)     (35.25%)  (17.99%)     6.19% (7.23%)      (7.56%)    (12.17%)

RATIOS/SUPPLEMENTAL DATA
Net assets end of  period (in 000's)             504          856     1,445     1,557   1,188        1,079         332
Ratio of expenses to average
  net assets                                 17.96%*<F2>   13.29%     8.29%     8.08%   9.61%       14.51%      35.05%
Ratio of net expenses to average
   net assets                                 16.96%       12.29%     7.29%     7.08%   9.55%       13.51%      24.02%
Ratio of net investment income (loss)
   to average net assets                   (16.73%)*<F2>  (12.29%)   (7.26%)   (7.06%) (9.40%)     (12.36%)    (23.10%)
Portfolio turnover rate                       44.68%       74.85%   133.42%   100.80% 121.48%       84.66%       0.00%
Average commission rate paid***<F4>          $0.0232      $0.0334   $0.0511

 *<F2> Annualized
**<F3> Based on net asset value per share.
***<F4>Disclosure of this rate is required by the SEC on a prospective basis beginning with the Fund's 1996 fiscal year end.


  The accompanying notes to financial statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                           MARCH 31, 1998 (UNAUDITED)

(1)  Organization

  The Frontier Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Corporation was established under the laws of Maryland on October 24, 1991. The Corporation permits the Trustees to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies. The Equity Fund Portfolio, to which Frontier's Board of Directors has initially allocated 80,000,000 shares, is the only current series of the Frontier Funds. The investment objective of the Equity Fund is to provide capital appreciation on its assets.

(2) Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

  Security Valuation -- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith under procedures established by and under the general supervision of the Fund's directors.

  Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless the Board of Directors determine that the amortized cost does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors.

  Federal Income Taxes -- The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year's net realized gains.

  Other -- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

  Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 (3)  Investment Advisory Agreement

  The Fund has an investment advisory agreement with Freedom Investors Corp. ("the Advisor", with whom certain officers and directors of the Fund are affiliated). Under the terms of the management agreement, a monthly fee is paid to the investment advisor based on 1/12th of 1% (1% on an annual basis) of the average daily net asset value. The Advisor waived the management fee for the six months ended March 31, 1998 and has continued to waive the fee until further notice to the Board of Directors.

  The Fund pays Freedom Investors Corp. (the "Distributor") commissions on sales of Fund shares. Total commissions paid to the Distributor for the six months ended March 31, 1998 were approximately $245.

 (4)  Capital Share Transactions

  As of March 31, 1998 there was 80,000,000, $0.01 par value shares of capital stock authorized for the Equity Portfolio.

  Transactions in capital stock were as follows:

                                                     FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                                          MARCH 31, 1998               SEPTEMBER 30, 1997
                                                      ----------------------         ----------------------
                                                     SHARES        AMOUNT              SHARES         AMOUNT
                                                     ------        ------              ------         ------
    Shares sold                                         628       $   2,834               7,572    $  44,323
    Shares issued in reinvestment of dividends                           --                  --           --
    Shares redeemed                                (34,096)       (120,703)            (26,148)    (116,973)
                                                   --------        --------            --------     --------
    Net decrease                                   (33,468)       (117,869)            (18,576)     (72,650)
                                                   --------        --------            --------     --------
    Total paid in capital                                        $1,537,602                       $1,655,471
                                                                   --------                         --------
                                                                   --------                         --------






"Administrator") to provide shareholder servicing, fund accounting, and administrative services to the Fund. For the administrative and fund accounting services, the Fund pays the Administrator a fee computed daily and payable monthly, the greater of approximately $2,203 per month, or based upon the total net assets of the Fund, at the rate of 1/12th of 0.10% on the first $75 million of the average total monthly assets, 0.05% on the next $100 million of the average total monthly assets and 0.03% on the average total monthly assets in excess of $175 million. For the shareholder services, the Fund pays a monthly fee of approximately $1,377. In addition, the Fund will reimburse the Administrator its reasonable out-of-pocket expenses.

 (6)  Investment Transactions

  Purchases and sales, excluding short term securities, for the six months ended March 31, 1998 aggregated $156,344 and $321,072 respectively for the Equity Fund.

  (Frontier Funds, Inc. Logo)


                              FRONTIER FUNDS, INC.

                             OFFICERS AND DIRECTORS
           James R. Fay                    President and Director
           William T. Duero                Vice President and Director
           Jeffrey S. Ackley               Director
           Kenneth W. Coshun               Director

                               INVESTMENT ADVISOR
                            FREEDOM INVESTORS CORP.

                              NATIONAL DISTRIBUTOR
                            Freedom Investors Corp.

                                   CUSTODIAN,
                           RETIREMENT PLAN CUSTODIAN
                                Star Bank, N.A.

                              SHAREHOLDER SERVICES
                                 1-800-231-2901

                            SECURITY DEALER SERVICES
                                 1-800-759-6598

                          (Frontier Funds, Inc. Logo)


                              FRONTIER FUNDS, INC.
                                   P.O. Box 68
                             101 W. Wisconsin Ave.
                            Pewaukee, WI 53072-0068
                                 (414) 691-1196

  This report is intended solely for use by the shareholders of Frontier Funds, Inc. If it is provided to any member of the public, it must be preceded or accompanied by a currently effective prospectus of the Fund.